SUN CAPITAL ADVISERS TRUST

SC AIM Small Cap Growth Fund
SC Lord Abbett Growth & Income Fund &
SC PIMCO High Yield Fund

Supplement dated January 4, 2010
to the Statement of Additional Information dated May 1, 2009

1) SC AIM Small Cap Growth Fund

Effective as of December 31, 2009, all references to Invesco Aim Advisors, Inc. in the Statement of Additional Information (“SAI”) dated May 1, 2009 are hereby replaced with Invesco Advisers, Inc.  Additionally, the following replaces the description of the subadviser on page 39 of the SAI:

Invesco Advisers, Inc. (“Invesco”), Two Peachtree Pointe, 1555 Peachtree St., NE, Suite 1800, Atlanta, Georgia 30309, serves as subadviser to the Trust’s SC AIM Small Cap Growth Fund.  Invesco was formed in 1978 and has served as an investment advisor since 1988, and, together with its subsidiaries, advises or manages over 225 investment portfolios, including the SC AIM Small Cap Growth Fund, encompassing a broad range of investment objectives.  As of November 30, 2009, Invesco had assets under management of approximately $153 billion.

2) SC Lord Abbett Growth & Income Fund

Effective as of December 28, 2009, the following sections of the SAI relating to SC Lord Abbett Growth & Income Fund (the “Fund”) are hereby revised as indicated:

a)  Beginning on page 44 under the heading “Portfolio Managers,” the references made to Kenneth G. Fuller as portfolio manager of the Fund are hereby replaced with Lawrence D. Sachs.

b)  In the section entitled “Other Accounts Managed by Portfolio Managers – Lord, Abbett & Co. LLC.” beginning on page 59, the account information for Kenneth G. Fuller is hereby replaced in its entirety by the following as of December 31, 2009:

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Lawrence D. Sachs*
Other Registered Investment Companies	0	0
Other Pooled Vehicles	0	0
Other Accounts	0	0
* Lawrence D. Sachs is assuming management of the Fund from Kenneth G. Fuller and as of December 31, 2009, the total number of accounts under his management was zero.

c)  In the section entitled “Performance Fees – Lord Abbett” on page 60, the performance fee information for Kenneth G. Fuller is hereby replaced in its entirety by the following as of December 31, 2009:

Manager	Total # of Performance- based Fee Accounts	Total Assets Under Management (in millions)
Lawrence D. Sachs*
Other Registered Investment Companies	0	0
Other Pooled Vehicles	0	0
Other Accounts	0	0
* Lawrence D. Sachs is assuming management of the Fund from Kenneth G. Fuller and as of December 31, 2009, the total number of performance based fee accounts under his management was zero.

3) SC PIMCO High Yield Fund

Effective as of January 1, 2010, the following sections of the SAI relating to SC PIMCO High Yield Fund (the “Fund”) are hereby revised as indicated:

a)  Beginning on page 44 under the heading “Portfolio Managers,” the references made to William H. Gross as portfolio manager of the Fund are hereby replaced with Andrew Jessop.

b)  In the section entitled “Other Accounts Managed by Portfolio Managers – Pacific Investment Management Company, LLC” on page 62, the references made to William H. Gross as the portfolio manager of the Fund are hereby replaced with Andrew Jessop and the other account information for Andrew Jessop has been added as follows as of December 31, 2009:

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Andrew Jessop*
Other Registered Investment Companies	0	0
Other Pooled Vehicles	0	0
Other Accounts	0	0
* Andrew Jessop is assuming management of the Fund from William H. Gross and as of December 31, 2009, the total number of accounts under his management was zero.

c)  In the section entitled “Performance Fees - PIMCO” on page 62, the performance fee information relating to Andrew Jessop has been added as follows as of December 31, 2009:

Manager	Total # of Performance- based Fee Accounts	Total Assets Under Management (in billions)
Andrew Jessop*
Other Registered Investment Companies	0	0
Other Pooled Vehicles	0	0
Other Accounts	0	0
* Andrew Jessop is assuming management of the Fund from William H. Gross and as of December 31, 2009, the total number of performance based fee accounts under his management was zero.